Other Non-Current Assets (Details) - USD ($) $ in Thousands	1 Months Ended	6 Months Ended
	Mar. 31, 2016	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015
Components of Other Non-Current Assets:
Other long term assets		$ 32,812		$ 45,520
Other non-current assets		32,812		50,850
Impairment of long-term assets	$ 1,700	1,706	$ 0
GoFLNG Hilli facility | Bank Guarantee
Components of Other Non-Current Assets:
Transfer from payments earmarked for Gimi to be utilized against Hilli conversion		10,000
Golar Gimi
Components of Other Non-Current Assets:
Other long term assets		31,000		41,000
Increase (decrease) in other noncurrent assets		(10,000)
Interest Rate Swap
Components of Other Non-Current Assets:
Mark-to-market interest rate swaps valuation		$ 0		$ 5,330